UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

July 31, 2010

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	855,829	$801,073
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31		4,433	4,558
•Series 2002-W11 AV1 0.691% 11/25/32		24,900	22,225
Total Agency Asset-Backed Securities (cost $847,423)			827,856

Agency Collateralized Mortgage Obligations – 1.37%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		1,874	2,119
Series 1996-46 ZA 7.50% 11/25/26		300,000	335,308
Series 2001-50 BA 7.00% 10/25/41		180,685	203,327
Series 2002-83 GH 5.00% 12/25/17		460,000	505,372
Series 2002-90 A2 6.50% 11/25/42		360,859	400,159
Series 2003-38 MP 5.50% 5/25/23		8,616,654	9,584,218
Series 2003-106 WE 4.50% 11/25/22		11,400,000	12,343,026
Series 2003-122 AJ 4.50% 2/25/28		460,477	474,724
Series 2005-110 MB 5.50% 9/25/35		3,706,758	4,080,900
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,568,396
•Series G-9 FA 1.244% 4/25/21		1,242	1,246
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		27,803	31,221
Series 2001-T8 A2 9.50% 7/25/41		102,991	122,977
Series 2002-T4 A3 7.50% 12/25/41		302,383	345,946
Series 2002-T19 A1 6.50% 7/25/42		185,547	206,633
Series 2004-T1 1A2 6.50% 1/25/44		138,976	157,239
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		14,993	18,025
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		26,576	30,670
Series 2002-W6 2A 7.50% 6/25/42		52,425	59,978
•Series 2003-W1 2A 7.50% 12/25/42		25,196	29,708
Series 2003-W10 1A4 4.505% 6/25/43		44,925	47,200
Series 2003-W15 2A7 5.55% 8/25/43		26,217	28,577
Series 2004-W9 2A1 6.50% 2/25/44		488,958	542,209
Series 2004-W11 1A2 6.50% 5/25/44		644,935	724,846
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		468,529	530,389
Series 2326 ZQ 6.50% 6/15/31		1,286,214	1,435,334
Series 2557 WE 5.00% 1/15/18		4,181,000	4,612,233
Series 2598 QD 5.50% 4/15/32		1,897,283	2,001,952
Series 2621 QH 5.00% 5/15/33		35,000	36,422
Series 2622 PE 4.50% 5/15/18		8,300,000	9,053,617
Series 2624 QH 5.00% 6/15/33		40,000	44,115
Series 2662 MA 4.50% 10/15/31		795,669	837,705
Series 2687 PG 5.50% 3/15/32		2,750,000	2,890,576
Series 2694 QG 4.50% 1/15/29		2,695,000	2,832,081
Series 2717 MH 4.50% 12/15/18		125,000	136,564
Series 2762 LG 5.00% 9/15/32		9,050,000	9,863,486
Series 2809 DC 4.50% 6/15/19		3,135,709	3,416,462
Series 2872 GC 5.00% 11/15/29		2,465,000	2,588,322
Series 2890 PC 5.00% 7/15/30		2,175,000	2,289,044
Series 3022 MB 5.00% 12/15/28		1,603,501	1,655,347
Series 3123 HT 5.00% 3/15/26		50,000	53,977
Series 3128 BC 5.00% 10/15/27		8,050,000	8,305,278
Series 3131 MC 5.50% 4/15/33		2,075,000	2,255,565
Series 3150 EQ 5.00% 5/15/26		45,000	48,288
Series 3171 MG 6.00% 8/15/34		4,000,000	4,325,055
Series 3173 PE 6.00% 4/15/35		1,135,000	1,242,525
Series 3337 PB 5.50% 7/15/30		2,700,000	2,799,588
Series 3416 GK 4.00% 7/15/22		550,655	575,525
•Freddie Mac Strip Series 19 F 1.501% 6/1/28		11,776	10,522
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		144,940	166,024
Series T-54 2A 6.50% 2/25/43		39,849	44,188
Series T-58 2A 6.50% 9/25/43		916,385	1,015,756
•Series T-60 1A4C 5.395% 3/25/44		18,178	19,311
•Vendee Mortgage Trust Series 2000-1 1A 6.816% 1/15/30		10,020	11,066
Total Agency Collateralized Mortgage Obligations (cost $94,765,708)			101,940,341

Agency Mortgage-Backed Securities – 12.03%
Fannie Mae
4.00% 9/1/13		4,641	4,764
5.50% 1/1/13		596,960	608,149
6.50% 8/1/17		294,957	320,304
7.00% 11/15/16		195,357	208,045

•Fannie Mae ARM
2.151% 7/1/33	117,639	121,998
2.418% 11/1/24	4,086	4,242
2.688% 6/1/34	260,945	271,702
2.704% 6/1/34	3,161	3,282
2.801% 8/1/34	12,027	12,583
2.846% 12/1/33	6,739	7,019
2.925% 7/1/32	825	847
2.975% 11/1/32	787	812
3.044% 10/1/33	206,973	215,066
4.629% 11/1/35	252,870	263,681
4.898% 3/1/38	36,134	38,530
5.001% 8/1/35	848,810	903,015
5.036% 1/1/36	246,190	257,707
5.086% 11/1/33	845,645	896,639
5.093% 5/1/36	1,121,684	1,195,477
5.112% 11/1/35	1,612,636	1,714,863
5.112% 9/1/38	850,778	907,963
5.322% 4/1/36	1,100,846	1,156,620
5.42% 6/1/37	25,250	26,828
5.584% 4/1/37	2,880,241	3,067,779
5.823% 4/1/36	656,522	700,315
5.915% 8/1/37	2,345,646	2,528,309
6.021% 6/1/36	359,966	385,511
6.037% 7/1/36	236,234	253,133
6.216% 7/1/36	10,168	10,906
6.302% 4/1/36	3,026	3,250
6.304% 8/1/36	172,172	185,246
Fannie Mae Balloon 7 yr 4.50% 12/1/10	1,384	1,398
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,448,614	1,460,694
Fannie Mae Relocation 30 yr
4.00% 3/1/35	18,745	19,072
5.00% 9/1/33	586,042	620,250
5.00% 11/1/33	552,409	584,655
5.00% 1/1/34	222,803	235,809
5.00% 8/1/34	277,105	293,280
5.00% 11/1/34	406,621	430,356
5.00% 4/1/35	974,736	1,031,635
5.00% 10/1/35	674,210	713,566
5.00% 1/1/36	1,421,564	1,504,545
Fannie Mae S.F. 15 yr
4.00% 5/1/19	8,609	9,142
4.50% 6/1/23	11,373,243	12,076,839
5.00% 9/1/20	12,791	13,746
5.00% 5/1/21	1,562,635	1,681,718
5.50% 4/1/23	359,428	389,163
5.50% 6/1/23	278,284	301,306
6.00% 9/1/21	8,961,176	9,770,240
6.00% 8/1/22	153,079	166,900
Fannie Mae S.F. 15 yr TBA
4.00% 8/1/25	77,860,000	81,424,509
4.50% 8/1/25	24,675,000	26,143,927
5.50% 8/25/25	58,165,000	62,890,906
Fannie Mae S.F. 20 yr
5.00% 8/1/28	5,958,690	6,381,152
5.50% 8/1/28	12,356,188	13,345,306
Fannie Mae S.F. 30 yr
4.50% 3/1/39	4,595,614	4,814,153
5.00% 6/1/35	18,777	20,064
5.00% 7/1/35	30,637	32,737
5.00% 9/1/35	1,875,029	2,003,523
5.00% 12/1/36	16,880,229	18,037,016
5.00% 12/1/37	2,380,814	2,540,115
5.00% 1/1/38	4,187,482	4,467,668
5.00% 2/1/38	1,731,041	1,846,866
6.00% 10/1/33	2,699	2,977
6.00% 6/1/35	15,181	16,571
6.00% 6/1/38	426,410	463,592
6.50% 2/1/36	5,184,548	5,762,086
6.50% 3/1/36	3,937,108	4,327,785
6.50% 9/1/37	4,283,760	4,702,142
7.00% 8/1/32	168,490	191,537
7.00% 9/1/32	82,613	93,913
7.00% 2/1/36	48,071	53,636
7.00% 4/1/37	40,993	45,738
7.00% 12/1/37	82,172	91,697
7.50% 1/1/31	3,219	3,680
7.50% 3/1/32	40,361	46,199
7.50% 4/1/32	38,959	44,594
7.50% 6/1/34	26,543	30,043
7.50% 10/1/34	39,917	45,645

Fannie Mae S.F. 30 yr TBA
4.00% 8/1/40	77,860,000	79,794,354
5.00% 9/1/40	179,390,000	190,545,904
6.00% 8/1/40	86,935,000	94,433,143
Freddie Mac 7.00% 2/1/14	2,901	3,063
•Freddie Mac ARM
2.643% 12/1/33	419,728	435,851
2.672% 4/1/33	3,702	3,852
3.029% 5/1/35	352,231	364,847
3.169% 12/1/33	110,497	114,761
3.201% 3/1/36	210,162	219,959
3.417% 4/1/34	45,541	47,373
5.672% 7/1/36	951,686	1,001,340
5.742% 8/1/37	30,129	32,085
5.791% 10/1/36	274,041	292,235
6.037% 10/1/37	1,836,224	1,980,959
6.053% 10/1/37	44,963	48,492
6.317% 2/1/37	1,827,607	1,925,019
Freddie Mac Balloon 7 yr 3.00% 8/1/10	130,769	130,591
Freddie Mac Relocation 15 yr 3.50% 10/1/18	197,901	194,987
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,608,896	1,703,817
6.50% 10/1/30	851	937
Freddie Mac S.F. 15 yr
4.00% 2/1/14	51,455	52,980
4.50% 5/1/20	3,717,854	3,980,968
5.00% 6/1/18	1,355,224	1,457,752
5.00% 4/1/20	1,800,122	1,937,585
5.50% 7/1/14	3,298	3,451
Freddie Mac S.F. 30 yr
4.50% 10/1/35	3,626,394	3,814,142
5.00% 7/1/38	9,586,534	10,224,976
6.00% 2/1/36	9,630,332	10,480,614
6.50% 10/1/32	3,912	4,349
6.50% 8/1/38	2,023,831	2,220,113
7.00% 11/1/33	485,043	552,212
Freddie Mac S.F. 30 yr TBA
5.00% 9/1/40	20,440,000	21,704,725
5.50% 9/1/40	35,910,000	38,552,761
6.00% 8/1/40	87,415,000	94,940,906
6.50% 8/1/40	38,100,000	41,755,238
GNMA I S.F. 30 yr
7.00% 5/15/28	229,171	263,109
7.00% 12/15/34	4,740,715	5,349,623
7.50% 10/15/30	2,998	3,460
7.50% 2/15/32	748	864
9.50% 9/15/17	5,421	6,204
10.00% 7/15/17	3,825	3,852
Total Agency Mortgage-Backed Securities (cost $885,367,300)		898,032,129

Commercial Mortgage-Backed Securities – 4.11%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	5,951,000	6,503,484
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	7,009,178	7,105,011
•Series 2004-3 A5 5.596% 6/10/39	5,570,000	5,979,147
Series 2004-5 A3 4.561% 11/10/41	20,000	20,447
•Series 2005-1 A5 5.314% 11/10/42	14,810,000	15,947,230
•Series 2005-6 A4 5.35% 9/10/47	6,405,000	6,985,335
•Series 2006-2 A4 5.928% 5/10/45	7,622,000	8,237,043
Series 2006-4 A4 5.634% 7/10/46	6,730,000	7,081,093
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	13,766,000	14,884,690
•Series 2005-T20 A4A 5.297% 10/12/42	13,200,000	14,350,912
•Series 2006-PW12 A4 5.907% 9/11/38	7,235,000	7,883,570
Series 2006-PW14 A4 5.201% 12/11/38	8,145,000	8,579,252
Series 2007-PW15 A4 5.331% 2/11/44	7,730,000	7,782,485
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.546% 4/15/40	6,220,000	6,727,318
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	857,441	863,219
•Series 2005-C6 A5A 5.116% 6/10/44	9,845,000	10,589,241
Series 2006-C7 A2 5.69% 6/10/46	1,075,000	1,094,359
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	1,491,000	1,551,095
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	640,000	678,092
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	4,085,000	4,221,446
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	30,000	30,474
•GE Capital Commercial Mortgage Series 2005-C4 A4 5.514% 11/10/45	108,000	117,305
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	54,879	55,267
•Series 2004-GG2 A5 5.279% 8/10/38	500,000	533,556
•Series 2004-GG2 A6 5.396% 8/10/38	6,940,000	7,418,987
Series 2005-GG4 A4 4.761% 7/10/39	8,059,350	8,307,644
Series 2005-GG4 A4A 4.751% 7/10/39	24,749,000	26,190,854
•Series 2006-GG6 A4 5.553% 4/10/38	6,240,000	6,615,293

•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	5,035,000	5,453,479
Series 2005-GG5 A5 5.224% 4/1/37	9,745,000	10,275,857
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	5,035,000	5,309,328
Series 2002-C2 A2 5.05% 12/12/34	3,226,000	3,419,946
Series 2003-C1 A2 4.985% 1/12/37	1,740,000	1,847,358
•Series 2005-CB11 A4 5.335% 8/12/37	2,280,000	2,477,655
•Series 2005-LDP3 A4A 4.936% 8/15/42	3,680,000	3,925,424
•Series 2005-LDP4 A4 4.918% 10/15/42	14,675,000	15,611,217
•Series 2005-LDP5 A4 5.36% 12/15/44	7,095,000	7,701,196
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	1,320,000	1,398,731
Series 2003-C8 A2 4.207% 11/15/27	20,710	20,724
Series 2004-C1 A4 4.568% 1/15/31	10,385,000	10,825,848
•Series 2004-C4 A4 5.437% 6/15/29	2,925,000	3,071,790
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	30,000	14,304
Series 2005-CIP1 A2 4.96% 7/12/38	305,325	312,400
•Series 2005-CKI1 A6 5.404% 11/12/37	1,660,000	1,804,629
•Series 2006-C1 ASB 5.838% 5/12/39	605,000	648,786
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	201,173	202,837
Morgan Stanley Capital I
•#Series 1999-FNV1 G 144A 6.12% 3/15/31	51,253	52,742
•Series 2004-T15 A4 5.27% 6/13/41	2,585,000	2,745,707
Series 2005-HQ6 A4A 4.989% 8/13/42	110,000	117,931
•Series 2007-IQ14 A4 5.692% 4/15/49	1,645,000	1,643,581
*•Series 2007-T27 A4 5.802% 6/13/42	26,913,500	28,962,403
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.561% 2/15/33	185,000	181,709
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	8,545,000	8,891,020
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	95,000	97,640
Series 2006-C28 A2 5.50% 10/15/48	2,990,000	3,062,446
Total Commercial Mortgage-Backed Securities (cost $272,570,963)		306,410,537

Convertible Bonds – 2.05%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	4,055,000	4,044,863
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	4,105,000	3,971,588
Alcatel-Lucent USA 2.75% exercise price $15.35, expiration date 6/15/25	5,280,000	4,705,800
Alere 3.00% exercise price $43.98, expiration date 5/15/16	5,811,000	5,229,900
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	5,419,000	5,459,642
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	1,585,000	1,424,519
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	4,700,000	4,083,125
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	7,861,000	5,905,575
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	1,446,000	2,246,723
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	1,050,000	1,014,563
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	3,473,000	4,336,909
*Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	5,702,000	6,200,924
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	8,761,000	7,764,435
Intel 2.95% exercise price $31.14, expiration date 12/15/35	4,060,000	4,044,775
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	2,611,000	2,891,683
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	3,910,000	3,973,538
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35	128,000	128,480
*#L-3 Communications 144A 3.00% exercise price $100.14, expiration date 8/1/35	1,000	1,004
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	8,348,000	7,241,889
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	1,356,000	1,308,540
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	4,405,000	4,592,213
*LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	5,670,000	5,429,024
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	7,575,000	7,707,562
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	5,425,000	4,577,344
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	4,882,000	4,936,923
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	695,000	0
National City 4.00% exercise price $482.50, expiration date 2/1/11	7,842,000	7,969,432
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	4,661,000	5,121,274
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	3,202,000	3,093,933
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	1,450,000	1,386,563
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	1,792,000	1,926,400
*#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15	2,265,000	2,712,338
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	2,256,000	2,069,880
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	1,692,000	2,279,970
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	3,871,000	4,083,905
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	1,990,000	2,057,163
Transocean
1.50% exercise price $168.61 expiration date 12/15/37	22,000	19,223
*1.50% exercise price $168.61, expiration date 12/15/37	10,833,000	10,020,524
*1.625% exercise price $168.61, expiration date 12/15/37	3,540,000	3,478,050
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	3,455,000	3,299,525
Total Convertible Bonds (cost $147,234,985)		152,739,721

Corporate Bonds – 47.35%
Banking – 4.71%
#Achmea Hypotheekbank 144A 3.20% 11/3/14	9,045,000	9,462,092
AgriBank 9.125% 7/15/19	10,963,000	13,112,570
Bank of New York Mellon 4.95% 3/15/15	7,894,000	8,620,477

BB&T 5.25% 11/1/19		11,889,000	12,377,769
BB&T Capital Trust II 6.75% 6/7/36		13,235,000	13,467,380
•BB&T Capital Trust IV 6.82% 6/12/57		5,125,000	4,964,844
@#CoBank ACB 144A 7.875% 4/16/18		10,520,000	11,986,320
Export-Import Bank of Korea 5.875% 1/14/15		2,350,000	2,608,766
*#Export-Import Bank of Korea 144A 5.25% 2/10/14		10,280,000	11,079,599
*GMAC 8.00% 12/31/18		7,000	6,834
#Industrial Bank of Korea 144A 7.125% 4/23/14		2,007,000	2,295,661
JPMorgan Chase Bank 5.875% 6/13/16		4,450,000	4,955,560
JPMorgan Chase Capital XXV 6.80% 10/1/37		32,920,000	33,608,192
KeyBank 6.95% 2/1/28		19,095,000	19,443,579
Korea Development Bank
4.375% 8/10/15		5,560,000	5,841,586
8.00% 1/23/14		16,530,000	19,351,688
#National Agricultural Cooperaterative Federation 144A 5.00% 9/30/14		5,337,000	5,631,821
•National City Bank 0.908% 6/7/17		2,650,000	2,378,417
#NIBC Bank 144A 2.80% 12/2/14		1,000,000	1,021,504
PNC Bank 6.875% 4/1/18		14,219,000	16,251,919
PNC Funding
5.125% 2/8/20		10,020,000	10,635,368
5.25% 11/15/15		1,335,000	1,445,376
5.625% 2/1/17		7,162,000	7,709,334
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		13,400,000	9,677,761
#Rabobank Nederland 144A 11.00% 12/29/49		18,476,000	23,400,352
Rentenbank 6.00% 7/15/14	AUD	7,587,000	6,980,796
Silicon Valley Bank
5.70% 6/1/12	USD	7,302,000	7,614,854
6.05% 6/1/17		6,300,000	6,442,223
U.S. Bank North America 4.95% 10/30/14		4,625,000	5,074,957
•USB Capital IX 6.189% 4/15/49		26,052,000	20,304,929
Wachovia
5.25% 8/1/14		7,130,000	7,638,654
5.625% 10/15/16		20,500,000	22,511,809
*•Wells Fargo Capital XIII 7.70% 12/29/49		17,537,000	18,063,110
Zions Bancorporation
*5.65% 5/15/14		2,398,000	2,270,369
*7.75% 9/23/14		3,305,000	3,431,952
			351,668,422
Basic Industry – 3.60%
AK Steel 7.625% 5/15/20		6,000	6,053
Alcoa 6.15% 8/15/20		6,000,000	6,091,734
*#Algoma Acquisition 144A 9.875% 6/15/15		5,700,000	5,058,750
*#Appleton Papers 144A 10.50% 6/15/15		6,000	5,970
ArcelorMittal 9.85% 6/1/19		9,420,000	12,190,327
#Braskem Finance 144A 7.00% 5/7/20		3,730,000	3,785,950
Century Aluminum 8.00% 5/15/14		5,402,050	5,240,529
CF Industries 7.125% 5/1/20		4,865,000	5,205,550
Compass Minerals International 8.00% 6/1/19		3,575,000	3,642,031
#CSN Resources 144A 6.50% 7/21/20		5,614,000	5,698,210
*Cytec Industries 8.95% 7/1/17		17,015,000	20,943,184
Dow Chemical 8.55% 5/15/19		19,105,000	23,898,386
#Essar Steel Algoma 144A 9.375% 3/15/15		766,000	740,148
#FMG Finance 144A 10.625% 9/1/16		14,105,000	16,150,224
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		4,075,000	4,559,701
#Georgia-Pacific 144A 8.25% 5/1/16		1,890,000	2,060,100
*#Gerdau Holdings 144A 7.00% 1/20/20		3,112,000	3,329,840
Hexion Finance Escrow 8.875% 2/1/18		4,820,000	4,669,375
*Hexion U.S. Finance 9.75% 11/15/14		4,546,000	4,551,683
*International Paper 9.375% 5/15/19		28,615,000	37,265,829
Lubrizol 6.50% 10/1/34		1,089,000	1,094,834
*Lyondell Chemical 11.00% 5/1/18		6,000	6,488
#MacDermid 144A 9.50% 4/15/17		3,867,000	3,983,010
Millar Western 7.75% 11/15/13		5,000	4,425
*Newpage 11.375% 12/31/14		153,000	142,481
#Newpage 144A 11.375% 12/31/14		4,811,000	4,480,244
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		4,781,444	3,813,202
Novelis
8.25% 2/15/15		3,000	3,083
11.50% 2/15/15		4,718,000	5,331,340
*#PE Paper Escrow 144A 12.00% 8/1/14		1,219,000	1,373,572
=@Port Townsend 7.32% 8/27/12		577,448	418,650
Reliance Steel & Aluminum 6.85% 11/15/36		7,757,000	7,450,754
Ryerson
•7.841% 11/1/14		1,465,000	1,371,606
*12.25% 11/1/15		5,162,000	5,433,005
Smurfit Kappa Funding 7.75% 4/1/15		3,751,000	3,807,265
Steel Dynamics
6.75% 4/1/15		2,455,000	2,504,100
*7.75% 4/15/16		5,975,000	6,243,875
*#Steel Dynamics 144A 7.625% 3/15/20		5,000	5,144
Teck Resources
*9.75% 5/15/14		16,875,000	20,529,635
10.25% 5/15/16		5,528,000	6,696,415
10.75% 5/15/19		4,963,000	6,207,130

Vale Overseas
6.875% 11/21/36		8,782,000	9,729,543
6.875% 11/10/39		10,110,000	11,195,763
#Vale Overseas 144A 6.625% 9/25/19		1,669,000	1,716,984
Verso Paper 11.375% 8/1/16		6,000	5,565
			268,641,687
Brokerage – 1.79%
Bear Stearns
•5.267% 12/7/12	AUD	6,340,000	5,627,528
*6.40% 10/2/17	USD	2,298,000	2,614,076
#Cemex Finance 144A 9.50% 12/14/16		4,475,000	4,374,313
*E Trade Financial PIK 12.50% 11/30/17		7,780,000	8,791,400
Goldman Sachs Group
*3.70% 8/1/15		4,940,000	4,980,854
*5.375% 3/15/20		28,363,000	29,249,655
Jefferies Group
6.25% 1/15/36		7,998,000	7,104,032
6.45% 6/8/27		16,085,000	15,269,121
JPMorgan Chase
•5.10% 6/21/12	AUD	14,500,000	12,904,043
*6.00% 10/1/17	USD	6,970,000	7,845,202
7.00% 6/28/17	RUB	592,000,000	18,263,517
Lazard Group
6.85% 6/15/17	USD	14,411,000	14,937,319
7.125% 5/15/15		1,837,000	1,963,731
			133,924,791
Capital Goods – 2.31%
#Alion Science & Technology PIK 144A 12.00% 11/1/14		5,000	4,950
Allied Waste North America
6.875% 6/1/17		15,607,000	17,249,917
7.125% 5/15/16		14,371,000	15,539,132
*AMH Holdings 11.25% 3/1/14		3,045,000	3,136,350
Anixter 10.00% 3/15/14		1,765,000	1,954,738
#BAE Systems Holdings 144A
4.95% 6/1/14		1,875,000	2,053,635
5.20% 8/15/15		4,780,000	5,176,587
Case New Holland 7.75% 9/1/13		4,069,000	4,302,968
Casella Waste Systems
9.75% 2/1/13		4,537,000	4,571,028
11.00% 7/15/14		1,041,000	1,141,196
*#Cemex Espana 144A 9.25% 5/12/20		4,088,000	3,689,420
#DAE Aviation Holdings 144A 11.25% 8/1/15		6,000	6,030
#Express Finance 144A 8.75% 3/1/18		4,000	4,180
*Graham Packaging 9.875% 10/15/14		4,381,000	4,567,193
#Graham Packaging 144A 8.25% 1/1/17		1,540,000	1,547,700
#International Wire Group 144A 9.75% 4/15/15		6,000	6,060
Intertape Polymer 8.50% 8/1/14		2,880,000	2,347,200
*Jabil Circuit 7.75% 7/15/16		1,152,000	1,244,160
L-3 Communications 4.75% 7/15/20		19,420,000	19,880,564
Manitowoc 9.50% 2/15/18		7,000	7,175
#Meccanica Holdings USA 144A 6.25% 7/15/19		13,340,000	14,104,702
#Noble Group 144A 6.625% 8/5/20		6,371,000	6,352,142
NXP BV/NXP Funding 9.50% 10/15/15		5,797,000	5,695,553
#Plastipak Holdings 144A 10.625% 8/15/19		3,615,000	4,075,913
Ply Gem Industries 13.125% 7/15/14		7,277,000	7,531,695
Pregis 13.375% 10/15/13		7,776,000	7,727,400
*RBS Global/Rexnord 11.75% 8/1/16		3,942,000	4,237,650
*Sanmina-SCI 8.125% 3/1/16		6,000,000	6,135,000
*Solo Cup 8.50% 2/15/14		3,315,000	3,016,650
#Susser Holdings & Finance 144A 8.50% 5/15/16		6,000	6,240
Thermadyne Holdings 11.50% 2/1/14		3,154,000	3,209,195
Thermo Fisher Scientific
3.20% 5/1/15		15,395,000	16,175,095
4.70% 5/1/20		1,330,000	1,462,794
#TriMas 144A 9.75% 12/15/17		3,353,000	3,441,016
#USG 144A 9.75% 8/1/14		915,000	960,750
			172,561,978
Communications – 8.13%
Affinion Group 11.50% 10/15/15		3,599,000	3,823,938
America Movil SAB de CV 5.00% 3/30/20		7,236,000	7,707,816
American Tower 7.00% 10/15/17		14,610,000	16,783,238
AT&T
*6.50% 9/1/37		30,230,000	34,543,820
6.70% 11/15/13		785,000	912,428
*Cablevision Systems 8.00% 4/15/20		1,000	1,063
#Cablevision Systems 144A 8.625% 9/15/17		3,000	3,236
*#CCO Holdings Capital 144A
7.875% 4/30/18		2,000	2,105
8.125% 4/30/20		2,000	2,125
*#Charter Communications Operating 144A 10.875% 9/15/14		6,676,000	7,510,500
Cincinnati Bell 7.00% 2/15/15		1,818,000	1,781,640
*Citizens Communications 6.25% 1/15/13		1,495,000	1,551,063

*Clear Channel Communications 10.75% 8/1/16		2,906,000	2,233,988
#Clearwire Communications 144A
*12.00% 12/1/15		2,124,000	2,235,510
12.00% 12/1/15		9,892,000	10,386,600
*#Columbus International 144A 11.50% 11/20/14		7,905,000	8,823,956
*Comcast 5.90% 3/15/16		38,035,000	43,689,244
#COX Communications 144A
*6.25% 6/1/18		4,995,000	5,709,300
6.45% 12/1/36		5,965,000	6,583,559
6.95% 6/1/38		6,597,000	7,704,076
Cricket Communications
*9.375% 11/1/14		6,387,000	6,634,496
*10.00% 7/15/15		6,000	6,450
Crown Castle International 9.00% 1/15/15		1,190,000	1,309,000
#Digicel 144A
*8.25% 9/1/17		720,000	739,800
12.00% 4/1/14		6,310,000	7,193,400
#Digicel Group 144A 8.875% 1/15/15		5,810,000	5,933,463
DirecTV Holdings 7.625% 5/15/16		53,254,000	59,181,702
DISH DBS 7.875% 9/1/19		8,257,000	8,814,348
#Global Crossing 144A 12.00% 9/15/15		6,279,000	7,001,085
*#Gray Television 144A 10.50% 6/29/15		6,000	5,970
#GXS Worldwide 144A 9.75% 6/15/15		8,923,000	8,610,695
Hughes Network Systems/Finance 9.50% 4/15/14		4,676,000	4,886,420
*Intelsat Bermuda 11.25% 2/4/17		17,000	18,105
Intelsat Bermuda PIK 11.50% 2/4/17		7,563	8,055
*Intelsat Jackson Holdings 11.25% 6/15/16		2,939,000	3,188,815
Lamar Media
6.625% 8/15/15		1,487,000	1,472,130
*6.625% 8/15/15		2,922,000	2,922,000
Level 3 Financing
9.25% 11/1/14		1,319,000	1,229,968
*10.00% 2/1/18		3,860,000	3,536,725
LIN Television 6.50% 5/15/13		965,000	945,700
#MDC Partners 144A 11.00% 11/1/16		44,000	48,180
*MetroPCS Wireless 9.25% 11/1/14		2,208,000	2,318,400
*#MTS International Funding 144A 8.625% 6/22/20		8,320,000	9,311,744
#Myriad International Holding B 144A 6.375% 7/28/17		4,460,000	4,604,950
#NBC Universal 144A 5.15% 4/30/20		37,065,000	39,471,926
#Nexstar Broadcasting 144A 8.875% 4/15/17		6,000	6,210
Nielsen Finance
10.00% 8/1/14		2,858,000	2,993,755
11.50% 5/1/16		2,400,000	2,706,000
*11.625% 2/1/14		2,195,000	2,474,863
Ω12.50% 8/1/16		7,000	6,860
NII Capital 10.00% 8/15/16		5,915,000	6,565,650
PAETEC Holding
*8.875% 6/30/17		3,071,000	3,190,001
*9.50% 7/15/15		4,874,000	4,898,370
#Primus Telecommunications Holding 144A 13.00% 12/15/16		6,000	6,090
*Qwest 8.375% 5/1/16		19,022,000	21,732,635
Qwest Communications International 7.50% 2/15/14		3,000	3,090
#Rainbow National Services 144A 10.375% 9/1/14		1,318,000	1,377,310
Rogers Cantel 7.50% 3/15/15		4,720,000	5,711,960
Rogers Communications 6.68% 11/4/39	CAD	9,548,000	10,015,856
Shaw Communication 6.75% 11/9/39	CAD	14,651,000	14,676,085
*#Sinclair Television Group 144A 9.25% 11/1/17	USD	3,247,000	3,409,350
#Sirius XM Radio 144A 9.75% 9/1/15		735,000	804,825
#Sitel 144A 11.50% 4/1/18		6,000	4,830
*Sprint Capital 8.75% 3/15/32		7,468,000	7,608,025
#Telcordia Technologies 144A 11.00% 5/1/18		7,000	6,816
Telecom Italia Capital
5.25% 10/1/15		25,623,000	27,013,175
6.175% 6/18/14		5,160,000	5,612,264
Telefonica Emisiones
3.729% 4/27/15		2,500,000	2,566,168
5.134% 4/27/20		10,050,000	10,577,685
Telesat Canada
11.00% 11/1/15		8,700,000	10,005,000
12.50% 11/1/17		1,625,000	1,901,250
Terremark Worldwide 12.00% 6/15/17		3,534,000	4,046,430
Time Warner Cable 8.25% 4/1/19		23,951,000	30,130,501
*#Univision Communications 144A 12.00% 7/1/14		3,219,000	3,548,948
#Univision Communications PIK 144A 9.75% 3/15/15		63,993	58,154
#UPC Holding 144A 9.875% 4/15/18		2,204,000	2,314,200
Verizon Communications
6.40% 2/15/38		8,304,000	9,432,248
7.35% 4/1/39		3,360,000	4,255,742
*8.75% 11/1/18		2,000,000	2,644,320
ViaSat 8.875% 9/15/16		44,000	47,410
Videotron Ltee
6.375% 12/15/15		552,000	563,040
*9.125% 4/15/18		1,125,000	1,265,625

#Videotron Ltee 144A 7.125% 1/15/20	CAD	7,289,000	7,232,628
*Virgin Media Finance 8.375% 10/15/19	USD	3,394,000	3,699,460
Visant Holding 8.75% 12/1/13		3,710,000	3,802,750
#Vivendi 144A
5.75% 4/4/13		18,235,000	19,655,962
6.625% 4/4/18		13,333,000	15,030,331
*West 11.00% 10/15/16		7,000	7,438
#Wind Acquisition Finance 144A
11.75% 7/15/17		5,339,000	5,699,383
12.00% 12/1/15		2,028,000	2,154,750
Windstream
7.875% 11/1/17		970,000	991,825
*8.125% 8/1/13		1,918,000	2,052,260
#XM Satellite Radio 144A 13.00% 8/1/13		976,000	1,110,200
			607,000,460
Consumer Cyclical – 3.11%
*#Allison Transmission 144A 11.00% 11/1/15		6,644,000	7,175,520
America Axle & Manufacturing 7.875% 3/1/17		2,949,000	2,757,315
Ames True Temper 10.00% 7/15/12		4,000	4,030
*ArvinMeritor
8.125% 9/15/15		8,302,000	8,385,020
10.625% 3/15/18		4,000	4,380
Beazer Homes 9.125% 6/15/18		2,000	1,830
Beazer Homes USA 8.125% 6/15/16		45,000	40,613
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		10,185,000	10,999,800
*#CKE Restaurants 144A 11.375% 7/15/18		5,010,000	5,122,725
Corrections Corporation of America 7.75% 6/1/17		5,930,000	6,359,925
w#CVS Pass Through Trust 144A 8.353% 7/10/31		23,239,726	28,119,951
#Dave & Buster's 144A 11.00% 6/1/18		6,000	6,240
#Delta Air Lines 144A 11.75% 3/15/15		6,000	6,608
#Equinox Holdings 144A 9.50% 2/1/16		951,000	974,775
*Ford Motor 7.45% 7/16/31		13,466,000	13,129,349
Ford Motor Credit
8.00% 6/1/14		1,510,000	1,600,737
12.00% 5/15/15		4,217,000	5,023,809
*Global Cash Access/Finance 8.75% 3/15/12		2,546,000	2,507,810
*Harrah's Operating 10.00% 12/15/18		12,000	10,155
#Harrah's Operating 144A 10.00% 12/15/18		5,105,000	4,320,106
Interface
9.50% 2/1/14		778,000	806,203
11.375% 11/1/13		2,637,000	2,992,995
*International Game Technology 5.50% 6/15/20		7,565,000	7,895,000
#Invista 144A 9.25% 5/1/12		204,000	206,805
K Hovnanian Enterprises
6.25% 1/15/15		2,404,000	1,827,040
7.50% 5/15/16		3,748,000	2,661,080
10.625% 10/15/16		4,092,000	4,153,380
Landry's Restaurants 11.625% 12/1/15		2,171,000	2,333,825
M/I Homes 6.875% 4/1/12		1,221,000	1,217,948
Macy's Retail Holdings
5.90% 12/1/16		8,841,000	9,106,230
10.625% 11/1/10		2,235,000	2,296,463
MGM MIRAGE
*7.50% 6/1/16		2,093,000	1,747,655
10.375% 5/15/14		24,000	26,640
11.125% 11/15/17		1,621,000	1,847,940
13.00% 11/15/13		2,568,000	3,004,560
*#MGM MIRAGE 144A 11.375% 3/1/18		3,900,000	3,705,000
Mobile Mini 6.875% 5/1/15		2,249,000	2,136,550
Mohawk Industries 6.875% 1/15/16		2,349,000	2,460,578
Mohegan Tribal Gaming Authority
*6.875% 2/15/15		3,244,000	2,141,040
*7.125% 8/15/14		103,000	71,585
NCL 11.75% 11/15/16		1,141,000	1,273,641
New Albertsons 7.25% 5/1/13		1,110,000	1,140,525
Norcraft 10.50% 12/15/15		3,245,000	3,423,475
Norcraft Holdings 9.75% 9/1/12		2,320,000	2,183,700
*OSI Restaurant Partners 10.00% 6/15/15		3,069,000	2,999,948
*Peninsula Gaming 10.75% 8/15/17		7,000	7,315
#Pinnacle Entertainment 144A 8.75% 5/15/20		7,814,000	7,677,255
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		3,173,000	3,319,751
Quiksilver 6.875% 4/15/15		8,538,000	8,068,410
*Rite Aid 9.375% 12/15/15		2,137,000	1,800,423
Royal Caribbean Cruises
*6.875% 12/1/13		54,000	55,215
7.00% 6/15/13		4,605,000	4,731,638
*Ryland Group 8.40% 5/15/17		4,143,000	4,453,725
#Sealy Mattress 144A 10.875% 4/15/16		1,174,000	1,320,750
*#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		7,415,000	6,117,375
Standard Pacific 10.75% 9/15/16		4,473,000	4,830,840
Wal-Mart Stores 3.625% 7/8/20		29,040,000	29,242,408
			231,835,609

Consumer Non-Cyclical – 7.71%
Abbott Laboratories 4.125% 5/27/20	31,910,000	33,866,561
Accellent 10.50% 12/1/13	4,349,000	4,403,363
Alere 9.00% 5/15/16	5,206,000	5,310,120
Alliance One International 10.00% 7/15/16	5,501,000	5,714,164
Amgen 4.50% 3/15/20	1,975,000	2,137,501
#Anheuser-Busch InBev Worldwide 144A
•1.267% 3/26/13	650,000	650,840
*5.00% 4/15/20	28,450,000	30,609,326
*ARAMARK 8.50% 2/1/15	3,614,000	3,754,043
*Bausch & Lomb 9.875% 11/1/15	4,050,000	4,293,000
Baxter International 4.50% 8/15/19	12,000,000	12,984,936
Biomet 11.625% 10/15/17	3,102,000	3,493,628
Biomet PIK 10.375% 10/15/17	2,823,000	3,140,588
Bio-Rad Laboratories 8.00% 9/15/16	2,021,000	2,172,575
#BioScrip 144A 10.25% 10/1/15	6,000	6,120
#Brambles USA 144A
3.95% 4/1/15	20,245,000	20,742,197
5.35% 4/1/20	8,250,000	8,606,590
CareFusion 6.375% 8/1/19	28,530,000	33,009,865
#Cott Beverages 144A 8.375% 11/15/17	54,000	56,025
Covidien International Finance 4.20% 6/15/20	31,730,000	33,024,646
Dean Foods
6.90% 10/15/17	1,065,000	989,119
7.00% 6/1/16	254,000	244,475
#Diversey Holdings 144A 10.50% 5/15/20	13,648	15,286
*DJO Finance 11.75% 11/15/14	1,232,000	1,299,760
#Dole Food 144A 8.00% 10/1/16	3,055,000	3,177,200
#DynCorp International 144A 10.375% 7/1/17	3,000	3,116
General Mills 5.65% 2/15/19	13,625,000	15,623,052
#Genzyme 144A
3.625% 6/15/15	10,000,000	10,523,740
5.00% 6/15/20	13,550,000	14,719,717
HCA
9.25% 11/15/16	3,687,000	3,991,178
9.875% 2/15/17	330,000	367,125
HCA PIK 9.625% 11/15/16	1,451,000	1,570,708
Hospira 6.40% 5/15/15	22,001,000	25,176,316
*Ingles Markets 8.875% 5/15/17	3,484,000	3,666,910
*Jarden 7.50% 1/15/20	2,285,000	2,342,125
JBS USA Finance 11.625% 5/1/14	1,429,000	1,654,068
Kraft Foods 5.375% 2/10/20	32,775,000	35,918,416
Life Technologies
4.40% 3/1/15	8,270,000	8,680,043
6.00% 3/1/20	20,370,000	22,499,480
Medco Health Solutions 7.125% 3/15/18	27,712,000	33,195,594
#Novasep Holding 144A 9.75% 12/15/16	8,626,000	7,806,530
*Pfizer 6.20% 3/15/19	23,385,000	28,266,970
#Quintiles Transnational PIK 144A 9.50% 12/30/14	41,000	42,025
#Radiation Therapy Services 144A 9.875% 4/15/17	7,000	6,983
#Radnet 144A 10.375% 4/1/18	2,987,000	2,662,164
#Roche Holdings 144A 6.00% 3/1/19	40,839,000	48,261,732
*RSC Equipment Rental 9.50% 12/1/14	2,656,000	2,742,320
*#RSC Equipment Rental 144A 10.25% 11/15/19	3,837,000	3,942,518
Select Medical 7.625% 2/1/15	4,461,000	4,293,713
#ServiceMaster PIK 144A 10.75% 7/15/15	4,462,000	4,701,833
Smithfield Foods 7.75% 7/1/17	5,306,000	5,206,513
#Smithfield Foods 144A 10.00% 7/15/14	2,030,000	2,278,675
State Jude Medical 4.875% 7/15/19	4,435,000	4,898,107
*Supervalu 8.00% 5/1/16	2,779,000	2,813,738
#Tops Markets 144A 10.125% 10/15/15	2,389,000	2,544,285
*Tyson Foods 10.50% 3/1/14	2,985,000	3,582,000
Universal Hospital Services PIK 8.50% 6/1/15	2,264,000	2,303,620
•US Oncology Holdings PIK 6.643% 3/15/12	9,795,000	9,329,738
#Viskase 144A 9.875% 1/15/18	6,144,000	6,266,880
*Yale University 2.90% 10/15/14	15,005,000	15,811,099
Yankee Acquisition
8.50% 2/15/15	815,000	843,525
*9.75% 2/15/17	4,964,000	5,187,380
*Zimmer Holdings 4.625% 11/30/19	17,036,000	18,013,202
		575,439,066
Electric – 3.42%
*AES
7.75% 3/1/14	955,000	1,002,750
8.00% 6/1/20	2,406,000	2,559,383
#American Transmission Systems 144A 5.25% 1/15/22	16,685,000	17,592,697
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	23,980,000	27,337,199
CMS Energy
6.55% 7/17/17	8,740,000	9,100,018
*8.75% 6/15/19	3,615,000	4,146,083
Commonwealth Edison
4.00% 8/1/20	22,865,000	23,429,720
5.80% 3/15/18	1,850,000	2,130,564
Duke Energy 4.30% 6/15/20	26,230,000	28,120,605

Duke Energy Indiana 3.75% 7/15/20		12,060,000	12,288,875
Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,227,479
Edison Mission Energy
*7.00% 5/15/17		465,000	318,525
7.20% 5/15/19		3,430,000	2,332,400
Elwood Energy 8.159% 7/5/26		3,671,072	3,487,519
#Enel Finance International 144A 3.875% 10/7/14		1,925,000	1,977,462
Energy Future Holdings
*5.55% 11/15/14		6,173,000	3,530,598
11.375% 11/1/17		4,000	2,820
Florida Power 5.65% 6/15/18		8,000,000	9,273,248
Illinois Power 9.75% 11/15/18		17,440,000	22,953,813
*Indiana Michigan Power 7.00% 3/15/19		4,520,000	5,415,005
Jersey Central Power & Light 5.625% 5/1/16		3,240,000	3,547,139
Midamerican Funding 6.75% 3/1/11		358,000	370,263
*Mirant Americas Generation 8.50% 10/1/21		4,388,000	4,190,540
Mirant North America 7.375% 12/31/13		802,000	829,068
*NRG Energy 7.375% 2/1/16		1,831,000	1,872,198
*PacifiCorp 5.50% 1/15/19		15,515,000	17,911,726
*Pennsylvania Electric 5.20% 4/1/20		18,785,000	19,831,832
PPL Electric Utilities 7.125% 11/30/13		3,820,000	4,493,298
Public Service Company of Oklahoma 5.15% 12/1/19		16,240,000	17,442,653
•Puget Sound Energy 6.974% 6/1/67		4,936,000	4,612,297
			255,327,777
Energy – 6.46%
#American Petroleum Tankers 144A 10.25% 5/1/15		100,000	100,500
Antero Resources Finance 9.375% 12/1/17		2,258,000	2,365,255
#Aquilex Holdings 144A 11.125% 12/15/16		66,000	68,310
Berry Petroleum 10.25% 6/1/14		4,066,000	4,513,260
Chesapeake Energy
7.00% 8/15/14		17,000	17,425
7.25% 12/15/18		1,750,000	1,859,375
*9.50% 2/15/15		2,894,000	3,262,985
*Complete Production Services 8.00% 12/15/16		5,669,000	5,768,208
Copano Energy 7.75% 6/1/18		3,344,000	3,410,880
*Crosstex Energy 8.875% 2/15/18		6,000	6,300
#Drummond 144A 9.00% 10/15/14		6,000	6,360
Dynergy Holdings
*7.75% 6/1/19		7,413,000	5,226,165
8.375% 5/1/16		550,000	442,750
•Enbridge Energy 8.05% 10/1/37		7,555,000	7,452,441
Energy Transfer Partners 9.70% 3/15/19		21,989,000	27,715,990
Enterprise Products Operating
*5.20% 9/1/20		9,015,000	9,676,584
*6.125% 10/15/39		2,600,000	2,742,615
•7.034% 1/15/68		10,155,000	9,711,755
*•8.375% 8/1/66		1,492,000	1,521,746
9.75% 1/31/14		10,876,000	13,309,364
*EOG Resources 2.95% 6/1/15		13,870,000	14,329,319
*Forest Oil 7.25% 6/15/19		2,197,000	2,235,448
#Global Geophysical Services 144A 10.50% 5/1/17		3,000	2,985
Headwaters 11.375% 11/1/14		6,147,000	6,269,940
#Helix Energy Solutions Group 144A 9.50% 1/15/16		9,088,000	8,860,800
*#Hercules Offshore 144A 10.50% 10/15/17		5,358,000	4,822,200
#Hilcorp Energy I 144A
7.75% 11/1/15		2,360,000	2,419,000
8.00% 2/15/20		7,000	7,245
Holly 9.875% 6/15/17		4,098,000	4,287,533
International Coal Group 9.125% 4/1/18		6,000	6,255
*Key Energy Services 8.375% 12/1/14		7,672,000	7,940,520
Kinder Morgan Energy Partners
6.55% 9/15/40		3,130,000	3,459,977
*9.00% 2/1/19		13,637,000	17,720,695
#Linn Energy Finance 144A 8.625% 4/15/20		2,492,000	2,660,210
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		10,345,000	10,938,493
*6.70% 9/15/19		7,485,000	7,964,242
#Murray Energy 144A 10.25% 10/15/15		3,073,000	3,195,920
#New World Resources 144A 7.875% 5/1/18	EUR	2,613,000	3,524,446
*Nexen 7.50% 7/30/39	USD	22,892,000	28,504,293
*#NFR Energy/Finance 144A 9.75% 2/15/17		3,476,000	3,562,900
Noble Energy 8.25% 3/1/19		20,449,000	25,547,487
*Noble Holding International
4.90% 8/1/20		6,855,000	7,179,385
6.20% 8/1/40		8,000,000	8,642,016
OPTI Canada
7.875% 12/15/14		3,738,000	3,252,060
8.25% 12/15/14		3,483,000	3,043,271
Petrobras International Finance
5.75% 1/20/20		16,655,000	17,790,421
5.875% 3/1/18		1,180,000	1,279,053
Petrohawk Energy
7.875% 6/1/15		4,943,000	5,140,720
*10.50% 8/1/14		1,231,000	1,378,720

Petroleum Development 12.00% 2/15/18		3,188,000	3,395,220
#Pioneer Drilling 144A 9.875% 3/15/18		3,000	3,030
Plains All American Pipeline 8.75% 5/1/19		12,328,000	15,384,185
Pride International 8.50% 6/15/19		16,290,000	18,285,525
Quicksilver Resources 7.125% 4/1/16		7,589,000	7,475,165
Range Resources 8.00% 5/15/19		2,865,000	3,087,038
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		1,285,000	1,406,745
Regency Energy Partners 8.375% 12/15/13		2,129,000	2,240,773
#Rockies Express Pipeline 144A 5.625% 4/15/20		3,670,000	3,573,340
#SandRidge Energy 144A
8.75% 1/15/20		5,000	5,125
9.875% 5/15/16		6,841,000	7,319,870
#Semco Energy 144A 5.15% 4/21/20		20,570,000	21,975,425
Total Capital 4.45% 6/24/20		23,890,000	25,357,705
TransCanada Pipelines
6.10% 6/1/40		2,515,000	2,793,524
•6.35% 5/15/67		17,870,000	16,283,394
*Transocean 6.80% 3/15/38		5,380,000	4,855,681
*Weatherford International 9.625% 3/1/19		19,246,000	24,410,029
#Woodside Finance 144A
4.50% 11/10/14		11,445,000	11,930,394
8.125% 3/1/14		5,900,000	6,826,017
			481,752,007
Financials – 2.19%
Capital One Capital V 10.25% 8/15/39		10,072,000	10,965,890
#CDP Financial 144A
4.40% 11/25/19		18,030,000	18,824,582
5.60% 11/25/39		13,130,000	14,286,924
City National Capital Trust I 9.625% 2/1/40		13,982,000	14,848,702
#Crown Castle Towers 144A 4.883% 8/15/20		10,900,000	10,995,375
*FTI Consulting 7.75% 10/1/16		707,000	736,164
General Electric Capital
•2.48% 2/2/11	NOK	22,500,000	3,686,145
6.00% 8/7/19	USD	43,816,000	48,585,195
General Electric Capital Australia Funding
•5.04% 11/15/11	AUD	1,900,000	1,686,645
•5.045% 7/12/13	AUD	10,900,000	9,394,334
•5.09% 8/17/12	AUD	8,700,000	7,636,631
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	1,497,000	2,434,652
*•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	2,385,000	1,633,725
*International Lease Finance 5.55% 9/5/12		7,175,000	6,941,813
#International Lease Finance 144A 8.75% 3/15/17		3,000	3,068
#Lukoil International Finance 144A 7.25% 11/5/19		3,401,000	3,630,227
Nuveen Investments 10.50% 11/15/15		7,307,000	7,215,663
#Penson Worldwide 144A 12.50% 5/15/17		7,000	6,965
=‡w@#Twin Reefs Pass Through Trust 144A 0.449% 12/31/49		1,900,000	0
			163,512,700
Industrials – 0.08%
*Sally Holdings 10.50% 11/15/16		5,213,000	5,708,235
			5,708,235
Insurance – 0.71%
*•American International Group 8.175% 5/15/58		1,003,000	875,118
•Chubb 6.375% 3/29/67		7,791,000	7,674,135
•Genworth Financial 6.15% 11/15/66		3,825,000	2,792,250
MetLife
6.40% 12/15/36		35,000	32,638
*6.817% 8/15/18		2,830,000	3,252,185
•#Metlife Capital Trust X 144A 9.25% 4/8/38		22,720,000	25,787,199
Prudential Financial 3.875% 1/14/15		12,245,000	12,619,256
			53,032,781
Natural Gas – 0.16%
*AmeriGas Partners 7.125% 5/20/16		1,252,000	1,302,080
El Paso
*6.875% 6/15/14		1,617,000	1,707,295
7.00% 6/15/17		4,485,000	4,716,031
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		1,076,000	1,122,013
Inergy Finance
8.25% 3/1/16		1,265,000	1,334,575
*8.75% 3/1/15		1,732,000	1,848,910
			12,030,904
Real Estate – 0.91%
Developers Diversified Realty
5.375% 10/15/12		9,149,000	9,136,191
7.50% 4/1/17		5,330,000	5,284,093
9.625% 3/15/16		3,656,000	4,008,863
#Digital Realty Trust 144A 5.875% 2/1/20		6,235,000	6,398,320
*Felcor Lodging 10.00% 10/1/14		7,000	7,490
*ProLogis
6.25% 3/15/17		10,660,000	10,331,405
7.375% 10/30/19		9,545,000	9,385,579
#Qatari Diar Finance 144A
3.50% 7/21/15		3,738,000	3,757,703
*5.00% 7/21/20		7,392,000	7,480,216

Regency Centers 5.875% 6/15/17	2,168,000	2,308,994
*•#USB Realty 144A 6.091% 12/29/49	10,215,000	7,227,113
Ventas Realty
*6.50% 6/1/16	720,000	741,245
6.50% 6/1/16	1,854,000	1,907,786
		67,974,998
Technology – 1.44%
*#Aspect Software 144A 10.625% 5/15/17	7,000	7,193
Cisco Systems 4.45% 1/15/20	40,995,000	43,984,723
First Data 11.25% 3/31/16	8,000	5,160
#Magnachip Semiconductor Finance 144A 10.50% 4/15/18	5,000	5,225
National Semiconductor 6.60% 6/15/17	13,582,000	15,345,922
#Oracle 144A 3.875% 7/15/20	42,880,000	43,948,484
Sungard Data Systems 10.25% 8/15/15	6,000	6,330
#Unisys 144A 12.75% 10/15/14	3,347,000	3,832,315
		107,135,352
Transportation – 0.62%
#Ashtead Capital 144A 9.00% 8/15/16	3,721,000	3,776,815
*#Ashtead Holdings 144A 8.625% 8/1/15	375,000	381,563
Burlington Northern Santa Fe 4.70% 10/1/19	24,939,000	26,690,091
#Erac USA Finance 144A 5.25% 10/1/20	6,675,000	6,854,924
#General Maritime 144A 12.00% 11/15/17	145,000	153,338
Kansas City Southern de Mexico
*9.375% 5/1/12	992,000	1,019,280
12.50% 4/1/16	1,425,000	1,720,688
#Kansas City Southern de Mexico 144A 8.00% 2/1/18	2,000	2,130
Kansas City Southern Railway 13.00% 12/15/13	5,000	6,056
@Northwest Airlines 10.00% 2/1/11	425,000	1,913
#United Air Lines 144A 12.00% 11/1/13	5,158,000	5,564,192
		46,170,990
Total Corporate Bonds (cost $3,337,465,351)		3,533,717,757

Municipal Bonds – 0.10%
Oregon State Taxable Pension 5.892% 6/1/27	305,000	342,539
•§Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Class B 5.00% 8/1/39	7,155,000	7,497,009
Total Municipal Bonds (cost $7,460,000)		7,839,548

Non-Agency Asset-Backed Securities – 5.99%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.269% 10/6/21	8,755,000	8,748,884
Ally Auto Receivables Trust Series 2010-2 A3 1.00% 7/15/14	5,565,000	5,607,194
•#Ally Master Owner Trust Series 2010-1 A 144A 2.091% 1/15/15	10,280,000	10,458,952
American Express Credit Account Master Trust
•Series 2009-2 A 1.591% 3/15/17	1,165,000	1,206,798
Series 2010-1 B 0.95% 11/16/15	5,650,000	5,647,893
•American Express Issuance Trust Series 2005-2 A 0.411% 8/15/13	2,475,000	2,465,120
Ameriquest Mortgage Securities Series 2003-8 AF4 5.82% 10/25/33	66,757	67,342
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16	6,065,000	6,316,324
Series 2009-3A A4 2.67% 12/15/16	17,345,000	17,956,834
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.541% 12/16/13	34,505,000	34,821,527
Series 2010-A1 A1 0.641% 9/15/15	11,870,000	11,856,114
Capital Auto Receivables Asset Trust
Series 2008-1 A3A 3.86% 8/15/12	1,690,830	1,714,664
•#Series 2008-CPA A1 144A 1.191% 1/15/13	1,721,624	1,729,168
Capital One Multi-Asset Execution Trust
•Series 2005-A10 A 0.421% 9/15/15	5,500,000	5,460,239
•Series 2006-A7 A7 0.371% 3/17/14	2,730,000	2,725,162
•Series 2007-A1 A1 0.391% 11/15/19	1,500,000	1,434,418
Series 2007-A7 A7 5.75% 7/15/20	16,753,000	19,531,579
Series 2008-A3 A3 5.05% 2/15/16	2,000,000	2,199,362
Series 2009-A2 A2 3.20% 4/15/14	7,955,000	8,126,963
Chase Issuance Trust Series 2005-A10 A10 4.65% 12/17/12	5,605,000	5,654,089
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16	9,290,000	9,396,679
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.991% 7/15/13	7,646,000	7,569,353
Series 2006-A3 A3 5.30% 3/15/18	7,000,000	8,029,358
Series 2006-A4 A4 5.45% 5/10/13	2,000,000	2,074,465
•Series 2006-C1 C1 0.738% 2/20/15	15,000,000	14,455,199
Series 2007-A3 A3 6.15% 6/15/39	8,253,000	10,299,123
•Series 2007-A7 A7 0.688% 8/20/14	2,000,000	2,003,578
•Series 2009-A1 A1 2.091% 3/17/14	4,740,000	4,856,933
•Series 2009-A2 A2 1.891% 5/15/14	19,900,000	20,366,589
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	15,715,000	17,122,901
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	6,400,000	6,182,925
Series 2006-3 A5 5.948% 11/25/36	5,800,000	4,648,886
@Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	253,832	234,434
CNH Equipment Trust
•Series 2007-A A4 0.381% 9/17/12	3,697	3,694
Series 2007-C A4A 5.42% 3/17/14	1,638,685	1,689,275
Series 2008-A A3 4.12% 5/15/12	258,385	259,635
Series 2008-A A4A 4.93% 8/15/14	2,753,000	2,850,877
Series 2008-B A3A 4.78% 7/16/12	678,580	685,629
Series 2009-C A3 1.85% 12/16/13	3,890,000	3,940,724
Series 2009-C A4 3.00% 8/17/15	10,845,000	11,331,858
Series 2010-A A4 2.49% 4/15/30	16,195,000	16,686,407

@Contimortgage Home Equity Trust Series 1996-4 A8 7.22% 1/15/28	9,859	7,522
Countrywide Asset-Backed Certificates
•Series 2005-7 AF3 4.454% 10/25/35	54,840	52,661
@Series 2006-13 1AF3 5.944% 1/25/37	30,000	16,436
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	3,229,652	3,284,250
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	6,180,000	7,199,697
•Series 2007-A2 A2 0.877% 6/15/15	6,245,000	6,244,073
Series 2008-A4 A4 5.65% 12/15/15	1,675,000	1,877,845
•Series 2009-A1 A1 1.641% 12/15/14	11,000,000	11,174,158
•Series 2010-A1 A1 0.991% 9/15/15	4,000,000	4,031,103
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	9,390,000	9,172,603
#Ford Credit Auto Lease Trust 144A
Series 2009-A A3 3.71% 1/15/14	6,645,000	6,772,411
Series 2010-A A2 1.04% 3/15/13	16,860,000	16,891,892
Ford Credit Auto Owner Trust
•Series 2008-A A3B 1.141% 4/15/12	67,386	67,527
Series 2010-B B 2.54% 2/15/16	5,355,000	5,353,929
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.891% 9/15/14	5,580,000	5,676,440
#Series 2010-1 A 144A 1.991% 12/15/14	11,540,000	11,776,032
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	8,330,000	8,474,486
•#Golden Credit Card Trust Series 2008-3 A 144A 1.341% 7/15/17	4,400,000	4,433,000
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	482,077	488,492
Series 2006-2 A2 5.35% 3/15/13	168,923	172,261
Series 2008-1 A4 4.90% 12/15/13	4,990,000	5,235,564
Series 2009-4 A3 1.87% 2/17/14	3,040,000	3,080,732
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	181,094	182,296
Series 2008-A A3 4.93% 12/17/12	2,377,730	2,445,859
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	11,555,000	11,832,122
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.691% 10/15/14	7,035,000	6,987,504
•Merrill Auto Trust Securitization Series 2007-1 A4 0.401% 12/15/13	2,197,387	2,188,124
Mid-State Trust Series 11 A1 4.864% 7/15/38	119,464	115,757
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.491% 1/15/15	4,775,000	4,787,564
•Residential Asset Securities Series 2006-KS3 AI3 0.499% 4/25/36	107,826	102,721
=#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	0
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	1,473,583	1,495,721
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	6,990,000	7,053,875
Total Non-Agency Asset-Backed Securities (cost $437,145,337)		447,091,805

Non-Agency Collateralized Mortgage Obligations – 1.28%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	248,205	218,695
•ARM Trust Series 2005-10 3A11 5.364% 1/25/36	3,975,958	3,401,854
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	396,548	406,978
Series 2004-10 1CB1 6.00% 11/25/34	834,979	830,780
Series 2004-11 1CB1 6.00% 12/25/34	884,545	809,367
Series 2005-1 2A1 5.50% 2/25/20	725,629	675,869
Series 2005-3 2A1 5.50% 4/25/20	568,575	525,431
Series 2005-5 2CB1 6.00% 6/25/35	1,946,153	1,480,939
Series 2005-6 7A1 5.50% 7/25/20	2,088,529	1,990,094
Series 2005-9 5A1 5.50% 10/25/20	2,374,641	2,371,072
Bank of America Funding Securities
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	3,857,362
•@Series 2006-H 1A2 3.169% 9/20/46	7,313	859
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.84% 5/25/33	1,069	760
Series 2003-E 2A2 2.87% 6/25/33	208,777	197,506
Series 2004-D 1A1 2.788% 5/25/34	5,660	5,016
Series 2005-I 2A2 4.84% 10/25/35	38,172	17,234
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	630,437	647,240
•Series 2005-A1 3A1 5.285% 12/25/35	1,577,884	1,361,026
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	6,119,000	4,384,025
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	1,085,000	967,251
Series 2006-4 3A1 5.50% 8/25/21	2,397,951	2,351,978
Citigroup Mortgage Loan Trust
•Series 2004-UST1 A6 5.079% 8/25/34	2,538,247	2,589,540
•Series 2007-AR8 1A3A 5.751% 8/25/37	5,177,498	3,976,396
Countrywide Alternative Loan Trust
Series 2005-57CB 4A3 5.50% 12/25/35	817,650	712,719
Series 2005-85CB 2A2 5.50% 2/25/36	63,846	48,112
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.933% 5/25/33	79,092	67,606
•Series 2004-HYB2 2A 2.836% 7/20/34	285,116	204,362
•Series 2004-HYB5 3A1 3.305% 4/20/35	238,912	169,361
Series 2006-1 A2 6.00% 3/25/36	1,730,954	1,552,254
@Series 2006-17 A5 6.00% 12/25/36	378,536	334,689
•Series 2006-HYB1 3A1 5.065% 3/20/36	2,592,002	1,519,846

Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		85,978	88,704
Deutsche Alternative Loan Trust-A Securities Series 2003-4XS A6A 4.82% 10/25/33		168,708	158,012
First Horizon Asset Securities
Series 2004-5 2A1 6.25% 8/25/17		168,246	174,226
•Series 2004-AR5 4A1 5.64% 10/25/34		479,974	473,391
•Series 2007-AR2 1A1 5.804% 8/25/37		3,880,440	2,958,138
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		111,164	110,886
•Series 1999-3 A 8.00% 8/19/29		145,997	146,758
Series 2005-RP1 1A3 8.00% 1/25/35		1,571,119	1,534,670
Series 2005-RP1 1A4 8.50% 1/25/35		653,910	637,224
Series 2006-RP1 1A2 7.50% 1/25/36		918,679	864,707
Series 2006-RP1 1A3 8.00% 1/25/36		560,398	547,820
•GSR Mortgage Home Loan Trust
Series 2004-9 4A1 2.902% 8/25/34		235,412	231,653
Series 2006-AR1 3A1 5.307% 1/25/36		1,327,501	1,150,006
@Series 2007-AR1 1A2 3.481% 3/25/37		350,646	53,961
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.864% 12/25/34		949,332	791,588
Series 2005-A2 5A1 4.314% 4/25/35		409,181	400,262
Series 2005-A8 1A1 5.408% 11/25/35		1,252,488	1,129,342
Series 2005-A8 2A1 4.919% 11/25/35		3,411,057	3,251,744
Series 2006-A2 3A3 5.682% 4/25/36		2,435,000	2,071,907
Series 2007-A1 7A4 5.294% 7/25/35		283,298	115,142
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		1,168,140	1,070,949
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		41,870	38,330
Series 2004-10 2A2 3.327% 10/25/34		90,511	43,410
Series 2005-6 7A1 5.341% 6/25/35		2,171,518	1,893,570
Series 2005-7 2A2 2.847% 9/25/35		41,390	8,920
Series 2006-2 4A1 4.984% 2/25/36		590,216	559,841
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		645,430	643,250
Series 2005-2 1A4 8.00% 5/25/35		1,357,963	1,320,299
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		659,721	633,286
•Morgan Stanley Mortgage Loan Trust Series 2004-6AR 2A3 2.935% 8/25/34		72,568	37,823
•Residential Accredit Loans Series 2004-QA6 NB1 5.387% 12/26/34		10,722	6,639
•Structured ARM Loan Trust Series 2006-5 5A4 5.473% 6/25/36		1,208,962	227,769
•Structured Asset Securities Series 2002-22H 1A 6.954% 11/25/32		74,101	73,123
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		523,696	348,823
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		1,500,050	1,544,439
Series 2004-CB3 1A 6.00% 10/25/34		684,510	720,756
•Series 2006-AR14 2A1 5.686% 11/25/36		9,128,677	7,470,196
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		1,736,744	1,545,152
•Series 2005-AR16 2A1 2.997% 10/25/35		35,100	32,617
Series 2006-2 3A1 5.75% 3/25/36		6,710,455	6,328,750
Series 2006-3 A11 5.50% 3/25/36		3,601,000	3,434,785
Series 2006-4 1A8 5.75% 4/25/36		675,123	638,947
Series 2006-4 2A3 5.75% 4/25/36		1,178,422	450,532
Series 2006-7 2A1 6.00% 6/25/36		724,711	649,813
•Series 2006-AR5 2A1 5.482% 4/25/36		3,792,546	3,136,871
•Series 2006-AR18 2A2 5.522% 11/25/36		2,532,067	712,972
•Series 2006-AR19 A1 5.50% 12/25/36		3,859,166	3,593,323
Series 2007-8 2A6 6.00% 7/25/37		345,000	275,085
Series 2007-13 A7 6.00% 9/25/37		3,294,238	2,937,722
Series 2007-14 1A1 6.00% 10/25/37		423,801	377,167
Total Non-Agency Collateralized Mortgage Obligations (cost $99,891,958)			95,321,521

Regional Agencies – 1.34%Δ
Australia – 1.34%
New South Wales Treasury
2.75% 11/20/25	AUD	10,398,000	9,365,068
6.00% 5/1/20	AUD	92,741,000	85,485,663
Queensland Treasury 6.00% 6/14/21	AUD	5,486,000	5,048,173
Total Regional Agencies (cost $97,008,882)			99,898,904

Regional Authorities – 1.61%Δ
Canada – 1.61%
Province of British Columbia Canada 2.85% 6/15/15	USD	12,665,000	13,322,605
Province of Manitoba Canada 2.625% 7/15/15		3,845,000	4,001,530
Province of Nova Scotia Canada 2.375% 7/21/15		14,380,000	14,577,667
Province of Ontario Canada
4.40% 3/8/16	CAD	37,486,000	39,078,504
4.40% 6/2/19	CAD	3,536,000	3,600,704
*4.40% 4/14/20	USD	11,435,000	12,380,034
Province of Quebec Canada
3.50% 7/29/20		22,495,000	22,528,810
4.50% 12/1/19	CAD	1,346,000	1,371,795
*4.875% 5/5/14	USD	8,220,000	9,107,801
Total Regional Authorities (cost $117,342,729)			119,969,450

«Senior Secured Loans – 2.92%
Affinion Group Tranche Term Loan B 5.00% 10/7/16		1,605,375	1,550,856
AIG
Tranche Term Loan 1 6.75% 2/23/15		1,647,115	1,671,526
Tranche Term Loan 2 7.00% 3/7/16		1,207,885	1,222,983
Allen System Group 8.50% 10/18/13		3,750,603	3,764,668
Alliance HealthCare Services 5.50% 6/1/16		1,676,139	1,657,282
Allied Security Holdings 6.75% 2/23/15		2,794,146	2,808,117
Anchor Glass 6.00% 2/3/16		6,525,823	6,482,296
Aspect Software 6.25% 4/19/16		2,199,488	2,182,991
ATI Holdings 7.00% 2/18/16		3,180,400	3,096,915
Avaya Tranche Term Loan B2 10.50% 10/27/14		3,645,762	3,730,817
BE Aerospace 5.75% 7/28/14		3,385,323	3,431,871
Butler Animal Health Supply Tranche Term Loan B 5.50% 12/31/15		5,275,304	5,288,492
BWAY Holding Tranche Term Loan B 5.50% 3/28/17		2,724,571	2,738,194
Calpine 7.00% 4/21/17		2,925,000	2,981,072
Cengage Learning Acquisitions Tranche Term Loan 7.50% 7/7/14		8,370,610	8,428,200
CF Industries 5.50% 11/3/14		2,863,549	2,890,553
Chester Downs & Marina 12.375% 12/31/16		11,646,668	11,748,576
Delta Air Lines 8.75% 9/16/13		4,382,140	4,447,872
Fidelity National Information 5.25% 7/18/16		1,325,000	1,336,382
Ford Motor Tranche Term Loan B 3.258% 12/15/13		17,559,733	17,130,222
Graham Packaging Tranche Term Loan C 6.75% 4/5/14		2,272,720	2,302,561
ICL Industrial Containers Tranche Term Loan C 5.50% 6/16/17		255,429	256,706
InfoGROUP Tranche Term Loan B 6.25% 3/30/16		3,610,000	3,579,929
Inventiv Health 6.50% 5/7/16		550,000	552,063
Johnsondiversey Tranche Term Loan B 5.50% 11/24/15		4,496,041	4,514,789
Knology 3.783% 6/2/14		2,271,552	2,220,442
Level 3 Financing Tranche Term Loan B 11.50% 3/13/14		3,423,143	3,720,545
Live Nation Entertainment 4.50% 10/20/16		4,423,913	4,369,985
MacDermid Tranche Term Loan B 2.229% 4/12/14		3,880,748	3,626,093
MCC Georgia 5.50% 3/31/17		4,767,135	4,686,714
MGM MIRAGE 5.00% 2/21/14		2,875,000	2,490,469
Nuveen Investment 2nd Lien 12.50% 7/9/15		2,245,535	2,486,931
Phillips-Van Heusen 4.75% 3/15/16		5,464,936	5,514,613
Pinnacle Foods Finance Tranche Term Loan C 7.50% 4/2/14		4,382,880	4,416,979
PQ 6.73% 7/30/15		12,596,000	11,601,798
Prime Healthcare Services Tranche Term Loan B 7.25% 2/19/15		7,600,950	7,334,917
Radnet Management Tranche Term Loan B 5.75% 3/12/16		2,280,775	2,263,669
Rental Service 2nd Lien Tranche Term Loan 3.817% 10/7/13		4,842,870	4,609,831
Reynolds & Reynolds 5.25% 4/3/17		4,055,778	4,037,405
Rockwood Specialties Group Tranche Term Loan H 6.00% 5/15/14		3,807,313	3,838,266
Roundy's Supermarkets 10.50% 4/5/16		4,810,000	4,914,233
Sinclair Television Group Tranche Term Loan B 6.50% 10/16/15		4,916,970	4,972,285
Smurfit-Stone Container Enterprises 6.75% 1/2/16		4,390,000	4,430,783
SunGard Data Systems 6.75% 2/28/14		5,841,465	5,872,132
Texas Competitive Electric Holdings Tranche Term Loan B 3.729% 10/10/14		17,869,451	13,988,026
Universal Health Services 5.50% 5/16/16		2,025,000	2,017,082
Univision Communications 2.533% 9/29/14		5,122,478	4,491,799
US Telepacific 9.50% 7/27/15		7,765,538	7,816,013
Wendy's/Arby's Restaurants 5.00% 5/3/17		2,085,000	2,099,595
Senior Secured Loans (cost $210,148,307)			217,616,538

Sovereign Debt – 7.51%Δ
Australia – 1.45%
Australia Government Bonds
3.00% 9/20/25	AUD	10,398,000	9,972,590
4.50% 4/15/20	AUD	78,601,000	67,317,773
6.00% 2/15/17	AUD	32,660,000	31,194,232
			108,484,595
Canada – 0.76%
¥Canadian Government Bond 2.50% 6/1/15	CAD	53,180,000	52,248,270
*Export Development Canada 2.25% 5/28/15	USD	3,925,000	4,031,364
			56,279,634
Chile – 0.11%
Chile Government International Bond 5.50% 8/5/20	CLP	4,367,000,000	8,457,528
			8,457,528
Indonesia – 1.68%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	171,470,000,000	20,838,860
9.50% 7/15/23	IDR	48,570,000,000	5,889,525
10.50% 8/15/30	IDR	171,470,000,000	21,545,378
10.75% 5/15/16	IDR	140,305,000,000	18,053,095
11.00% 11/15/20	IDR	266,645,000,000	36,259,604
12.80% 6/15/21	IDR	153,500,000,000	23,025,910
			125,612,372
Norway – 3.14%
Eksportfinans
3.00% 11/17/14	USD	13,665,000	14,292,183
5.50% 5/25/16	USD	32,302,000	37,072,812

#Kommunalbanken 144A 2.75% 5/5/15	USD	18,030,000	18,596,809
Norway Government Bonds
4.25% 5/19/17	NOK	170,270,000	30,569,760
4.50% 5/22/19	NOK	383,330,000	70,168,343
5.00% 5/15/15	NOK	345,193,000	63,146,648
			233,846,555
Republic of Korea – 0.12%
Republic of South Korea 4.25% 12/7/21	EUR	2,996,000	3,827,276
#Korea Expressway 144A 4.50% 3/23/15	USD	5,020,000	5,242,325
			9,069,601
Sweden – 0.25%
Svensk Exportkredit 3.25% 9/16/14	USD	17,740,000	18,683,786
			18,683,786
Total Sovereign Debt (cost $528,457,142)			560,434,071

Supranational Banks – 2.56%
Asian Development Bank
2.75% 5/21/14	USD	23,585,000	24,758,189
6.00% 1/20/15	AUD	11,074,000	10,227,272
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	214,650,000	7,060,159
European Investment Bank
6.125% 1/23/17	AUD	6,212,000	5,702,188
9.00% 12/21/18	USD	115,000,000	16,372,398
Inter-American Development Bank 2.25% 7/15/15	USD	10,940,000	11,194,585
International Bank for Reconstruction & Development
2.375% 5/26/15	USD	13,980,000	14,461,625
3.375% 4/30/15	NOK	108,040,000	18,002,197
5.375% 12/15/14	NZD	41,204,000	30,714,018
5.75% 2/17/15	AUD	14,107,000	13,003,148
5.75% 10/21/19	AUD	12,554,000	11,403,119
6.00% 2/15/17	AUD	7,700,000	7,091,893
7.50% 7/30/14	NZD	1,011,000	809,522
International Finance 5.75% 3/16/15	AUD	13,582,000	12,498,550
Nordic Investment Bank 2.50% 7/15/15	USD	7,615,000	7,839,917
Total Supranational Banks (cost $183,001,630)			191,138,780

U.S. Treasury Obligations – 3.52%
U.S. Treasury Bond 4.625% 2/15/40	USD	5,875,000	6,534,105
¥U.S. Treasury Inflation Index Notes 1.625% 1/15/15		54,354,433	57,581,728
U.S. Treasury Notes
*1.00% 7/15/13		33,829,000	34,006,129
*1.875% 6/30/15		17,955,000	18,222,925
2.75% 5/31/17		80,000	82,412
*3.50% 5/15/20		139,435,000	146,450,950
Total U.S. Treasury Obligations (cost $258,802,576)			262,878,249

		Number of
		Shares
Common Stock – 0.10%
†@Alliance Imaging		440,590	1,850,478
=†Calpine Escrow		1,195,000	0
=†Century Communications		7,875,000	0
†Delta Air Lines		74	879
†DirecTV Group		61,150	2,272,334
†Flextronics International		103,800	645,636
†GeoEye		30,700	1,059,764
Masco		30	308
Merck		1	27
†Mirant		732	8,030
†Mobile Mini		76,118	1,304,663
=†∏Port Townsend		1,970	20
†UAL		10	237
†USgen		255,000	0
Total Common Stock (cost $8,147,155)			7,142,376

Convertible Preferred Stock – 0.00%
Merck 6.00% exercise price $85.06, expiration date 8/13/10		1,291	317,586
Total Convertible Preferred Stock (cost $334,193)			317,586

Preferred Stock – 0.18%
•PNC Financial Services Group 8.25%		12,972,000	13,584,486
=Port Townsend		394	0
Total Preferred Stock (cost $12,616,178)			13,584,486

Warrant – 0.00%
=†Port Townsend		394	4
Total Warrant (cost $9,456)			4

		Principal
		Amount°
≠Discount Note – 14.29%
Federal Home Loan Bank 0.06% 8/2/10	USD	1,066,401,543	1,066,399,765
Total Discount Note (cost $1,066,399,765)			1,066,399,765
Total Value of Securities Before Securities Lending Collateral – 108.32% (cost $7,765,017,038)			8,083,301,424

	Number of
	Shares
Securities Lending Collateral** – 4.93%
Investment Companies
Mellon GSL DBT II Collateral Fund	357,302,166	357,302,166
BNY Mellon SL DBT II Liquidating Fund	10,723,845	10,526,526
†@Mellon GSL Reinvestment Trust II	7,595,692	322,817
Total Securities Lending Collateral (cost $375,621,703)		368,151,509

Total Value of Securities – 113.25%
(cost $8,140,638,741)		8,451,452,933 ©
Obligation to Return Securities Lending Collateral** – (5.03%)		(375,621,703)
Liabilities Net of Receivables and Other Assets (See Notes) – (8.22%)		(613,643,475)
Net Assets Applicable to 779,859,815 Shares Outstanding – 100.00%		$7,462,187,755

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP - Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringitt
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of July 31, 2010. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2010, the aggregate amount of Rule 144A securities was $1,112,531,835 which represented 14.91% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2010.
†Non income producing security.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $21,774,070, which represented 0.29% of the Fund’s net assets. See Note 5 in “Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2010, the aggregate amount of fair valued securities was $418,674, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non income producing security. Security is currently in default.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2010
¥Fully or partially pledged as collateral for futures contracts.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2010, the aggregate amount of the restricted securities was $20 or 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 1 in “Notes.”
©Includes $363,182,464 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
EM – Emerging Markets
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HY – High Yield
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(67,392,348)	USD	60,505,524	9/15/10	$(107,064)
AUD	(91,046,341)	USD	81,866,138	9/15/10	(20,819)
AUD	(89,668,291)	USD	80,390,313	9/15/10	(257,228)
AUD	(4,585,951)	USD	4,111,259	9/15/10	(13,339)
BRL	(11,557,222)	USD	6,564,738	8/3/10	(1,529)
BRL	1,412,839	USD	(793,061)	9/15/10	1,864
BRL	67,779,454	USD	(37,954,673)	9/15/10	181,048
BRL	61,300,326	USD	(34,370,802)	9/15/10	119,473
CAD	(94,920)	USD	91,626	8/2/10	(710)
CAD	(31,627,609)	USD	30,540,371	9/15/10	(207,420)
CAD	(27,164,798)	USD	26,230,975	9/15/10	(178,152)
CAD	26,477,064	USD	(25,593,079)	9/15/10	147,446
CAD	23,704,116	USD	(22,891,469)	9/15/10	153,246
CAD	(11,508,475)	USD	11,105,351	9/15/10	(82,981)
CLP	5,396,565,250	USD	(10,393,000)	9/1/10	(19,877)
EUR	(1,371,156)	USD	1,782,339	9/15/10	(4,459)
EUR	(27,477,673)	USD	35,744,331	9/15/10	(62,703)
EUR	(826,605)	USD	1,072,858	9/15/10	(4,316)
MXN	161,024	USD	(12,651)	8/2/10	67
MXN	(27,681,056)	USD	2,179,182	9/15/10	3,203
MXN	41,624,033	USD	(3,258,883)	9/15/10	13,137
MYR	169,054,178	USD	(52,991,718)	9/15/10	(54,875)
MYR	69,294,975	USD	(21,721,201)	9/15/10	(22,493)
MYR	(62,357,642)	USD	19,547,237	9/15/10	20,854
NOK	(419,723,733)	USD	68,059,629	9/15/10	(850,397)
NOK	(275,229,141)	USD	44,515,219	9/15/10	(671,759)
NOK	(64,594,492)	USD	10,462,510	9/15/10	(142,580)
NOK	(34,799,875)	USD	5,636,064	9/15/10	(77,362)
NZD	(28,720,663)	USD	20,966,084	9/15/10	202,878
RUB	(816,436,080)	USD	26,905,127	9/15/10	29,176
TRY	7,881,148	USD	(5,170,000)	9/15/10	15,048
ZAR	(126,104,208)	USD	17,081,505	9/15/10	(61,809)
					$(1,954,432)

Futures Contracts

					Unrealized
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	Appreciation
113	Canadian 10 yr Bonds	$13,032,991	$13,520,295	9/21/10	$487,304
161	U.S. Treasury 5 yr Notes	18,853,056	19,292,328	9/30/10	439,272
258	U.S. Treasury 10 yr Notes	31,250,860	31,943,625	9/30/10	692,765
119	U.S. Ultra Bonds	109,340,560	110,364,000	9/21/10	1,023,440
		$172,477,467			$2,642,781

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX.NA.HY.14	$56,040,000	5.00%	6/20/15	$(2,179,094)
Barclays
CDX.NA.HY.14	59,737,000	5.00%	6/20/15	(781,693)
ITRAXX Europe Subordinate Financials
5 yr CDS	77,750,000	1.00%	6/20/15	(1,105,683)
Kingdom of Spain 5 yr CDS	47,050,000	1.00%	3/20/15	994,564
Citigroup Global Markets
CDX.NA.HY.14	67,285,000	5.00%	6/20/15	(1,480,602)
Goldman
CDX.NA.HY.14	63,348,000	5.00%	6/20/15	(636,350)
JPMorgan Securities
CDX.EM.13	29,545,000	5.00%	6/20/15	(386,351)
CDX.NA.HY.14	35,313,000	5.00%	6/20/15	(350,564)
Donnelly (R.R) & Sons 5 yr CDS	17,900,000	5.00%	6/20/14	(2,529,595)
ITRAXX Europe Subordinate Financials
5 yr CDS	74,455,000	1.00%	6/20/15	(3,110,512)
Penny (J.C.) 5 yr CDS	19,685,000	1.00%	3/20/15	404,852
Portuguese Republic 5 yr CDS	22,471,000	1.00%	6/20/15	756,784
Sunoco 5 yr CDS	9,870,000	1.00%	3/20/15	273,530
Viacom 5 yr CDS	17,185,000	1.00%	9/20/15	(88,785)
Morgan Stanley
CDX.NA.HY.14	33,760,000	5.00%	6/20/15	(1,191,946)
	$631,394,000			$(11,411,445)
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$4,970,000	5.00%	9/20/14	$90,475
JPMorgan Securities
Comcast 5 yr CDS	17,185,000	1.00%	9/20/15	137,180
MeTlife 5 yr CDS	8,535,000	1.00%	12/20/14	(116,071)
Valero Energy 5 yr CDS	9,870,000	1.00%	3/20/15	(17,262)
	$40,560,000			$94,322
Total				$(11,317,123)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, for tax purposes. Such dividends and distributions, if any are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,144,886,981
Aggregate unrealized appreciation	$344,488,526
Aggregate unrealized depreciation	(37,922,574)
Net unrealized appreciation	$306,565,952

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset- &
Mortgage-Backed Securities	$-	$1,829,217,072	$20,407,117	$1,849,624,189
Corporate Debt	-	3,892,148,113	12,243,491	3,904,391,604
Common Stock	7,142,356	-	20	7,142,376
Foreign Debt	-	944,728,933	26,712,272	971,441,205
Municipal Bonds	-	7,839,548	-	7,839,548
U.S. Treasury Obligations	-	262,878,249	-	262,878,249
Discount Note	-	1,066,399,765	-	1,066,399,765
Securities Lending Collateral	-	367,828,692	322,817	368,151,509
Other	-	13,584,486	4	13,584,490
Total	$7,142,356	$8,384,624,858	$59,685,721	$8,451,452,935

Foreign Currency Exchange Contracts	$-	$(1,954,432)	$-	$(1,954,432)
Futures Contracts	$-	$2,642,781	$-	$2,642,781
Swap Contracts	$-	$(11,317,123)	$-	$(11,317,123)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-				Securities
	Backed	Corporate	Common	Foreign	Lending
	Securities	Debt	Stock	Debt	Collateral	Other	Total
Balance as of 10/31/09	$13,249,080	$418,650	$20	$42,205,718	$760	$4	$55,874,232
Purchases	16,337,001	11,570,299	-	26,506,530	-	-	54,413,830
Sales	(990,379)	(-)	-	(31,483,036)	-	-	(32,473,415)
Net realized gains	57,720	-	-	684,347	-	-	742,067
Transfer into Level 3	-	1,721,308	-	-	-		1,721,308
Transfer out of Level 3	(8,781,253)	(-)	-	(8,994,724)	-	-	(17,775,977)
Net change in unrealized
appreciation/depreciation	534,948	(1,466,766)	-	(2,206,563)	322,057	-	(2,816,324)
Balance as of 7/31/10	$20,407,117	$12,243,491	$20	$26,712,272	$322,817	$4	$59,685,721

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/10	$456,520	$(1,466,766)	$-	$205,742	$322,057	$-	$(482,447)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds' year ending October 31, 2010 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amount of $357,302,166, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Funds. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended July 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $17,775,977 .This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3 Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At July 31, 2010, the aggregate unrealized depreciation of credit default swaps was $11,317,123. The Fund had posted $26,766,765 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all derivatives transactions where collateral posting was required as of July 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $590,834,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at July 31, 2010, the notional value of the protection sold was $40,560,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2010, the net unrealized appreciation of the protection sold was $94,322.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of July 31, 2010 were as follows:

	Asset Derivatives			Liability Derivatives
	Schedule of			Schedule of
	Investments			Investments
	Location	Fair Value		Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$250,495		Liabilities net of receivables and other assets	$(2,204,927)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	2,642,781	*	Liabilities net of receivables and other assets	-
Credit contracts (Swaps contracts)	Receivables and other assets net of liabilities	-		Liabilities net of receivables and other assets	(11,317,123)
Total		$2,893,276			$(13,522,050)

The effect of derivative instruments on the statements of operations for the period ended July 31, 2010 was a follows:

			Change in
			Unrealized
			Appreciation
	Location of Gain or Loss	Realized Gain or Loss	on Derivatives
	on Derivatives	on Derivatives	Recognized in
	Recognized in Income	Recognized in Income	Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(32,350,735)	$10,343,787
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/deprecation of investments and foreign currencies	12,924,224	3,777,819
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/deprecation of investments and foreign currencies	(5,146,209)	(8,178,500)
Total		$(24,572,720)	$5,943,106

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of securities on loan was $363,182,464, for which the Fund received collateral, comprised of non-cash collateral valued at $375,621,703, and cash collateral of $460,000. At July 31, 2010, the value of invested collateral was $368,151,509. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

July 31, 2010

	Number of
	Shares	Value
Common Stock – 99.13%²
Consumer Discretionary – 13.10%
Lowe's	630,000	$13,066,200
*NIKE Class B	277,900	20,464,556
*†priceline.com	97,500	21,879,000
Staples	820,000	16,670,600
		72,080,356
Consumer Staples – 4.92%
Procter & Gamble	240,000	14,678,400
*Walgreen	434,200	12,396,410
		27,074,810
Energy – 4.08%
*EOG Resources	230,000	22,425,000
		22,425,000
Financial Services – 18.21%
Bank of New York Mellon	588,800	14,761,216
CME Group	62,000	17,285,600
†IntercontinentalExchange	180,000	19,011,600
*MasterCard Class A	99,200	20,835,968
*Visa Class A	385,200	28,254,420
		100,148,804
Health Care – 17.39%
Allergan	405,100	24,735,406
†Gilead Sciences	448,600	14,947,352
†Medco Health Solutions	439,400	21,091,200
Novo Nordisk ADR	250,000	21,507,500
UnitedHealth Group	439,800	13,391,910
		95,673,368
Materials & Processing – 2.39%
Syngenta ADR	298,100	13,155,153
		13,155,153
Producer Durables – 3.10%
*Expeditors International of Washington	400,000	17,056,000
		17,056,000
Technology – 35.94%
*†Adobe Systems	496,200	14,250,864
†Apple	138,100	35,526,225
*†Crown Castle International	635,000	25,088,850
†Google Class A	49,100	23,806,135
†Intuit	640,000	25,440,000
*QUALCOMM	660,100	25,136,608
†Symantec	860,000	11,154,200
†Teradata	510,000	16,218,000
*†VeriSign	750,000	21,112,500
		197,733,382
Total Common Stock (cost $492,614,710)		545,346,873

	Principal
	Amount
≠Discount Note – 0.88%
Federal Home Loan Bank 0.06% 8/2/10	$4,841,025	4,841,017
Total Discount Note (cost $4,841,017)		4,841,017

Total Value of Securities Before Securities Lending Collateral – 100.01%
(cost $497,455,727)		550,187,890

	Number of
	Shares
Securities Lending Collateral** – 8.66%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	46,077,627	46,077,627
BNY Mellon SL DBT II Liquidating Fund	1,558,096	1,529,427
@†Mellon GSL Lending Reinvestment Trust II	1,028,851	43,726
Total Securities Lending Collateral (cost $48,664,574)		47,650,780

Total Value of Securities – 108.67%
(cost $546,120,301)		597,838,670	©
Obligation to Return Securities Lending Collateral** – (8.84%)		(48,664,574)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.17%		946,723
Net Assets Applicable to 44,908,627 Shares Outstanding – 100.00%		$550,120,819

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $47,586,333 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At July 31, 2010, the aggregate amount of illiquid securities was $43,726, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$556,505,264
Aggregate unrealized appreciation	$72,719,172
Aggregate unrealized depreciation	(31,385,766)
Net unrealized appreciation	$41,333,406

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $208,693,352 may be carried forward and applied against future capital gains. Such loss carryforwards will expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, $19,213,751 expires in 2014, $10,733,056 expires in 2016 and $156,788,939 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$545,346,873	$-	$-	$545,346,873
Short-Term	-	4,841,017	-	4,841,017
Securities Lending Collateral	-	47,607,054	43,726	47,650,780
Total	$545,346,873	$52,448,071	$43,726	$597,838,670

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending
Collateral
Balance as of 10/31/09	$103
Net change in unrealized
appreciation/depreciation	43,623
Balance as of 7/31/10	$43,726
Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/10	$43,623

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 investments into Level 2 investments in the amount of $46,077,627, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Melon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2010, the value of securities on loan was $47,586,333, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2010, the value of invested collateral was $48,664,574. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: